ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Trade and other payables [abstract]
Trade Payables	$ 284	$ 454
Accruals and other	326	404
Waterberg partner advances	174	47
Total	$ 784	$ 905